Income Tax (Details) - Schedule of company’s net deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liability
Unrealized gain on marketable securities	$ (432)	$ (48)
Total deferred tax liability	(432)	(48)
Valuation Allowance
Deferred tax liability	$ (432)	$ (48)